Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

11. INCOME TAXES

The Company did not have any income tax expense for the years ended  December 31, 2024 or 2023.

The provision for income taxes for the years ended December 31, 2024 and 2023 differs from the amount that would be provided by applying the statutory U.S. federal income tax rate of 21% to pre-tax income primarily due to a valuation allowance.  The accounting estimates used to compute the provision for income taxes  may change as new events occur, more experience is obtained, additional information becomes known, or the tax environment changes.

Deferred tax assets and liabilities are determined based on the differences between the consolidated financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for years in which differences are expected to reverse.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

Significant components of the Company's deferred tax assets for federal income taxes consisted of the following:

	2024	2023
Noncurrent deferred income tax asset arising from:

Accounts payable	$447,982	$451,478
Property, plant, and equipment	19,757	5,489
Equity-based compensation	240,038	204,988
Contribution carryforward	7,214	6,437
NOL carryforward	6,919,774	5,633,582
NEL carryforward	194,262	194,262
R&D credit	1,035,384	858,020
Operating lease liability	1,436,302	1,590,439
Others	51,152	34,890
Capitalized research and development expense	4,451,183	3,335,888
Total deferred tax assets	14,803,048	12,315,473

Noncurrent deferred income tax liability arising from:
Warrant liabilities	(500,661)	-
Trade receivables and prepaid expenses	(518,352)	(500,514)
Operating lease ROU asset	(1,330,370)	(1,579,741)
Total deferred income tax liabilities	(2,349,384)	(2,080,255)

Net noncurrent deferred income tax asset	12,453,664	10,235,218

Valuation allowance	(12,453,664)	(10,235,218)

Net	$-	$-

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to realize deferred tax assets. Based upon the historical and anticipated future losses, management has determined that the deferred tax assets do not meet the more likely than not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2024, and 2023.

The Company does not have unrecognized tax benefits as of December 31, 2024, or 2023.  The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

On August 9, 2022, the U.S. Government enacted the U.S. CHIPS and Science Act (“CHIPS Act”). The CHIPS Act creates a 25% investment tax credit for certain investments in domestic semiconductor manufacturing. The credit is provided for qualifying property, which is placed in service after December 31, 2022, and any impact to the Company would start in fiscal 2023. On August 16, 2022, the U.S. Government enacted the Inflation Reduction Act. The Inflation Reduction Act impact to the Company would start in fiscal 2023. The Inflation Reduction Act introduces a new 15% corporate minimum tax, based on adjusted financial statement income of certain large corporations. Applicable corporations would be allowed to claim a credit for the minimum tax paid against regular tax in future years. The Inflation Reduction Act also includes an excise tax that would impose a 1% surcharge on stock repurchases. This excise tax is effective January 1, 2023. The Company is currently evaluating the effect the CHIPS Act and the Inflation Reduction Act will have on its consolidated financial statements. At present, the Company does not expect that any of the provisions included in the two aforementioned pieces of legislation will result in a material impact to the Company’s deferred tax assets, liabilities, or income taxes payable.

The Company had net operating loss carryforwards (“NOL”) for federal and state income tax purposes at December 31, 2024, and  December 31, 2023 of approximately:

	December 31,
Combined NOL Carryforwards:	2024	2023
Federal	$32,951,304	$26,826,582
State	$9,836,072	$9,836,072

The net operating loss carryforwards generated before 2018 begin expiring in 2033 for federal and 2028 for state income tax purposes.  Federal and state net operating losses generated in 2018 and into the future now have an indefinite life.

	December 31,
Combined Credit Carryforwards:	2024	2023
Federal	$1,035,384	$858,020

The credit carryforwards begin expiring in 2035 for federal tax purposes.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

The NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (the “Code”), respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The annual limitation amount is determined based on the Company's value immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	December 31,
Rate reconciliation:	2024	2023
Federal tax benefit at the statutory rate	(21.0)%	(21.0)%
State tax, net of federal benefit	(0.5)%	(2.0)%
Other	1.2%	1.0%
Stock-based compensation shortfalls (windfalls)	1.4%	—%
Research & development credits	(1.6)%	(2.2)%
Change in the valuation allowance	20.6%	24.2%
Income Tax Expense (Benefit)	—%	—%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company’s tax returns remain subject to examination; carryforward amounts from all tax years remain subject to adjustment.

Potential 382 Limitation

At  December 31, 2024, the Company had federal NOL and R&D credit carryforwards of approximately $32,951,304 and $1,035,384, respectively, which are generally available to offset future taxable income subject to any future “ownership change”.

A company’s ability to deduct its federal NOL and R&D credit carryforwards can be substantially constrained under the general annual limitation rules of Section 382 of the Code, as well as similar State provisions, if it were to undergo an ownership change. In general, an “ownership change,” as defined by Section 382 of the Code, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percent of a company's outstanding stock by certain stockholders or public groups.

If the Company were to experience an ownership change, utilization of the NOL or R&D credit carryforwards would be subject to an annual limitation, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, and then could be subject to additional adjustments, as required.  The Section 382 limitation is a limitation on the amount of a new loss corporation’s post-change year taxable income that can be offset by the old loss corporation’s pre-change NOLs.  Any such limitation  may result in the expiration of a portion of the Company's NOL or R&D credit carryforwards before utilization.  Any carryforwards that expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the Company's deferred tax valuation allowance.

The Company is a “loss corporation” within the definition of Section 382. As such, it has evaluated whether it has experienced “ownership changes,” as defined by Section 382. The Company believes it experienced such an ownership change in March 2024; as such, the Company’s loss and credit attributes in existence at that time are subject to an annual limitation on utilization. The Company does not believe this limitation will result in any permanent loss of attributes, rather the limitation will only impact the timing of such utilization. Future ownership changes may produce additional limitations and potentially result in a loss of attributes.

As of December 31, 2024, no amounts were considered as an uncertain tax position or disclosed as an unrecognized tax benefit under ASC-740.  The Company has a full deferred tax valuation allowance as of December 31, 2024.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023